Subordinated Debt (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Maturities of Subordinated Debt and Repayment
The face values, terms to maturity and carrying values of our subordinated debt are as follows:

(Canadian $ in millions, except as noted)	Face value	Maturity date	Interest rate (%)	Reset premium (%)		Redeemable at our option (2)		2024 Total	2023 Total
Debentures Series 20	$ 150	December 2025 to 2040	8.25	na		Not redeemable		$147	$147
3.803% Subordinated Notes due 2032 (1)	US$1,250	December 2032	3.80	1.43	(3)	December 2027		1,602	1,510
Series J Medium-Term Notes, First Tranche (1)	$1,000	September 2029	2.88	na	(4)	September 2024	(5)	–	999
Series J Medium-Term Notes, Second Tranche (1)	$1,250	June 2030	2.08	na	(4)	June 2025		1,237	1,248
Series K Medium-Term Notes, First Tranche (1)	$1,000	July 2031	1.93	na	(4)	July 2026		992	988
3.088% Subordinated Notes due 2037 (1)	US$1,250	January 2037	3.09	1.40	(6)	January 2032		1,466	1,439
Series L Medium-Term Notes, First Tranche (1)	$ 750	October 2032	6.53	2.70	(7)	October 2027		732	749
Series M Medium-Term Notes, First Tranche (1)	$1,150	September 2033	6.03	2.02	(7)	September 2028		1,202	1,148
Series M Medium-Term Notes, Second Tranche (1)	$1,000	July 2034	4.98	1.63	(7)	July 2029	(8)	999	–
Total (9)								$8,377	$8,228

(1)
These notes include a NVCC provision, which is necessary for notes issued after a certain date to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then applying the multiplier.

(2)	Redeemable at par with accrued and unpaid interest to and excluding the redemption date.
(3)	Interest rate will reset at a rate equal to the 5-year mid-swap rate plus the reset premium noted.
(4)	Interest rate will reset at a rate determined in accordance with the terms and conditions of the applicable subordinated notes.
(5)
All $1,000 million 2.88% Series J Medium-Term Notes (NVCC
),
First Tranche were redeemed on September 17, 2024 for 100% of the principal amount, plus accrued interest to, but excluding, the redemption date.

(6)	Interest rate will reset at a rate equal to the 5-year U.S. treasury bill rate plus the reset premium noted.
(7)	Interest rate will reset at a rate equal to the Canadian Overnight Repo Rate Average (CORRA) plus the reset premium noted.
(8)
On July 3, 2024, we issued $1,000 million of unsecured subordinated debt through our Canadian Medium-Term Note program. These notes are redeemable at par on July 3, 2029 together with accrued and unpaid interest to, but excluding, the redemption date.

(9)
Certain amounts of subordinated debt were issued at a premium or discount and include fair value hedge adjustments, which together decreased their carrying value as at October 31, 2024 by $400 million (decreased by $539 million in 2023). Refer to Note 8 for further details on hedge adjustments. The carrying value is also adjusted for our subordinated debt holdings, held for market-making purposes.

na – not applicable